Income Taxes (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes
12.	Income Taxes

The provision for income taxes for the three months ended March 31, 2021 and 2020 pertains primarily to tax amortization of indefinite-lived asset and state income taxes.

Section 382 of the Internal Revenue Code of 1986, as amended, imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset federal taxable income and federal tax liabilities when a corporation has undergone significant changes in its ownership. The Company is evaluating the ownership change as a result of the Business Combination to determine if there is any impact on utilization of net operating loss carryforwards.

10.	Income Taxes

The provision for income taxes consists of the following:

	2020	2019	2018
Current:
Federal	$6	$44	$—
State	(14)	(12)	(17)
	(8)	32	(17)
Deferred:
Federal	(94)	(138)	(72)
State	(102)	(54)	20
	(196)	(192)	(52)
Provision for income taxes	$(204)	$(160)	$(69)

The difference between the provision for income taxes and the amount computed by applying the statutory federal income tax rate of 21% to loss before income taxes is as follows:

	2020	2019	2018
Statutory rate applied to pre-tax loss	3,533	4,755	3,814
Permanent items	(256)	(115)	(79)
Stock compensation related expenses	449	(274)	(103)
State taxes	458	290	1,226
Valuation allowance	(4,462)	(4,816)	(4,930)
Other	74	—	3
Provision for income taxes	$(204)	$(160)	$(69)

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2020	2019
Deferred tax assets:
Compensation and bonuses	$1,707	$986
Intangible assets	2,303	2,355
Stock-based compensation	620	375
Accrued expenses and other	863	184
Net operating loss carryforwards	20,242	18,937
Unearned revenue	3,179	2,575
Other carryforwards	30	23
Interest expense limitation	1,652	534
Deferred rent	641	578
Valuation allowance	(24,178)	(19,717)
Deferred tax assets, net of valuation allowance	$7,059	$6,830
Deferred tax liabilities:
Deferred implementation costs	(2,707)	(2,624)
Fixed assets	(2,723)	(2,953)
Goodwill	(2,397)	(1,825)
Deferred tax liabilities	$(7,827)	$(7,402)
Total deferred taxes	$(768)	$(572)

The Company has evaluated the need for a valuation allowance on a jurisdiction by jurisdiction basis. The Company has considered all available evidence, both positive and negative, and based upon the weight of the available evidence, a valuation allowance has been recorded against the net deferred tax assets since the Company cannot be assured that, more likely than not, such amounts will be realized. In addition, utilization of these net operating loss and tax credit carryforwards is dependent upon achieving profitable results. The change in valuation allowance for deferred taxes was an increase of approximately $4,462, $4,816 and $4,930 during the years ended December 31, 2020, 2019 and 2018, respectively, primarily due to the increase in net operating loss carryforwards.

At December 31, 2020, the Company has Federal net operating loss carryforwards of approximately $78,948. Of the total net operating loss carryforwards, $46,682 do not expire, and the remaining carryforwards begin to expire in 2034 if not used prior to that time.

The Company is subject to taxation in the United States and various states. As of December 31, 2020, the Company’s tax returns for 2017, 2018, and 2019 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2020, the Company is no longer subject to examinations by income tax authorities from US federal, state, or other jurisdictions for years before 2017.

Section 382 of the Internal Revenue Code of 1986, as amended, imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset federal taxable income and federal tax liabilities when a corporation has undergone significant changes in its ownership. If the Company experiences an ownership change as a result of future events, the use of tax attributes may be limited.